TOREADOR LARGE CAP FUND

Supplement to the Statement of Additional Information dated August 31, 2007

Trustees and Officers of the Fund:

The following information supplements the information found under the heading “Trustees and Officers”, beginning on page 10 of the Statement of Additional Information:

Effective December 1, 2007, Nancy V. Kelly is a Trustee of the Unified Series Trust (the “Trust”). Ms. Kelly (Age 52) has been an Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001. Ms. Kelly is deemed an interested Trustee because she is an officer of an entity that is under common control with Unified Financial Securities, Inc., the Funds’ distributor. As an interested Trustee, Ms. Kelly receives no compensation from any of the Funds. As of December 31, 2007, she owns no shares of any of the Funds.

Effective February 22, 2008, the Board of Trustees of the Trust appointed William Murphy as the Interim Treasurer and Chief Financial Officer of the Trust to fill the vacancy created by the resignation of the prior Treasurer. Mr. Murphy (Age 45) has been the Manager of Fund Administration for Unified Fund Services, Inc., the Trust’s administrator, since October 2007. He was Supervisor, Separate Accounts Administration, for American United Life Insurance Company from 2000 to October 2007. Mr. Murphy receives no compensation from any of the Funds.

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (800) 343-5902.

Supplement dated April 23, 2008

MIRZAM CAPITAL APPRECIATION FUND

Supplement to the Statement of Additional Information dated August 10, 2007

Trustees and Officers of the Fund:

The following information supplements the information found under the heading “Trustees and Officers”, beginning on page 15 of the Statement of Additional Information:

Effective December 1, 2007, Nancy V. Kelly is a Trustee of the Unified Series Trust (the “Trust”). Ms. Kelly (Age 52) has been an Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001. Ms. Kelly is deemed an interested Trustee because she is an officer of an entity that is under common control with Unified Financial Securities, Inc., the Funds’ distributor. As an interested Trustee, Ms. Kelly receives no compensation from any of the Funds. As of December 31, 2007, she owns no shares of any of the Funds.

Effective February 22, 2008, the Board of Trustees of the Trust appointed William Murphy as the Interim Treasurer and Chief Financial Officer of the Trust to fill the vacancy created by the resignation of the prior Treasurer. Mr. Murphy (Age 45) has been the Manager of Fund Administration for Unified Fund Services, Inc., the Trust’s administrator, since October 2007. He was Supervisor, Separate Accounts Administration, for American United Life Insurance Company from 2000 to October 2007. Mr. Murphy receives no compensation from any of the Funds.

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (888) 693-8056.

Supplement dated April 23, 2008